Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2019
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34615
Entity Registrant Name	JinkoSolar Holding Co., Ltd.
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	1 Jingke Road
Entity Address, Address Line Two	Shangrao Economic Development Zone
Entity Address, City or Town	Jiangxi Province
Entity Address, Postal Zip Code	334100
Entity Address, Country	CN
Entity Common Stock, Shares Outstanding	178,930,297
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001481513
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false
American Depositary Shares
Title of 12(b) Security	American Depositary Shares, each representing fourordinary shares, par value US$0.00002 per share
Trading Symbol	JKS
Ordinary shares [Member]
Title of 12(b) Security	Ordinary shares, par value US$0.00002 per share*
Trading Symbol	JKS
Business Contact [Member]
Contact Personnel Name	Haiyun (Charlie) Cao
Entity Address, Address Line One	1 Jingke Road
Entity Address, Address Line Two	Shangrao Economic Development Zone
Entity Address, City or Town	Jiangxi Province
Entity Address, Postal Zip Code	334100
Entity Address, Country	CN
City Area Code	86-793
Local Phone Number	846-9699
Contact Personnel Email Address	charlie.cao@jinkosolar.com